Common Stock, Redeemable Convertible Preferred Stock and Stockholders' Deficit (Details 8) (Aldagen Inc [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Aldagen Inc [Member]
Outstanding - Numberof Options	7,339,593	7,705,343
Outstanding - Weighted Average Remaining Contractual Life (inYears)	5 years 9 months 21 days	6 years 1 month 6 days
Outstanding - Weighted Average Exercise Price	$ 0.31	$ 0.33
Outstanding - Intrinsic Value	$ 147,092	$ 943,970
Exercisable - Numberof Options	6,173,109	5,482,037
Exercisable - Weighted Average Remaining Contractual Life (inYears)	5 years 3 months 14 days	5 years 9 months 18 days
Exercisable - Weighted Average Exercise Price	$ 0.3	$ 0.29
Exercisable - Intrinsic Value	$ 123,762	$ 458,573